Income Tax (Narrative) (Details) - USD ($) $ in Thousands		5 Months Ended	12 Months Ended
	Oct. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017
Effective Income Tax Reconciliation, Tax Cuts and Jobs Act of 2017, Amount			$ (803,000)	$ 0	$ 0
Operating Loss Carryforwards			$ 2,000,000
Federal statutory tax rate			50.00%
Income tax benefit related to the separate account dividends received deduction			$ 137,000	101,000	154,000
Percent of cash savings included in tax receivable agreement			86.00%
Other expenses			$ 2,483,000	2,284,000	2,120,000
Other net investment gains (losses)			(27,000)	(56,000)	38,000
Provision for income tax expense (benefit)			(237,000)	(1,766,000)	343,000
Deferred Tax Assets, Operating Loss Carryforwards			422,000
Due from Related Parties			$ 873,000
Metlife Inc [Member]
Related Party Transaction, Amounts of Transaction	$ 729,000
Minimum
Operating Loss Carryforwards, Expiration Date			Jan. 01, 2033
Maximum
True-up of the prior year tax return included in current year benefit related to the separate account dividends received deduction		$ 21,000	$ (7,000)	21,000	$ (11,000)
Operating Loss Carryforwards, Expiration Date			Jan. 01, 2037
Expiration Period Fourth Four Years By Deferred Tax Asset [Member]
Deferred Tax Assets, Operating Loss Carryforwards		0		0
Spinoff
Due to Related Parties						$ 553,000
Due to Affiliate			$ 331,000
Parent Company [Member]
Effective Income Tax Reconciliation, Tax Cuts and Jobs Act of 2017, Amount			(222,000)
Due to Related Parties		16,745	333,148	16,745
Other expenses		0	75,921
Provision for income tax expense (benefit)		(306)	(50,897)
Due from Related Parties		0	191,570	0
Parent Company [Member] | Spinoff
Due to Related Parties		$ 0		$ 0
Alternative Minimum Tax adjustment [Member]
Effective Income Tax Reconciliation, Tax Cuts and Jobs Act of 2017, Amount			$ (725,000)